Income Tax Expense - Summary of Difference Between Effective Tax Rate and Standard Corporate Income Tax Rate (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
France [member]
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Percentage of distributed income		3.00%
US [member]
Disclosure of Difference of Effective Tax Rate and Standard Corporate Income Tax Rate [Line items]
Tax reform	€ 188	€ 1,193
Tax reform estimated cost of remitting profits back payable period		8 years
Tax reform estimated cost of remitting profits back payable		€ 1,084
Tax reform future expense		€ 109